Share Based Compensation (Tables) - Allrites Holdings Pte Ltd And Subsidiaries [Member]	12 Months Ended
Dec. 31, 2023
Schedule of weighted average assumptions

	2023	2022
Weighted average risk-free rate	1.60%	1.60%
Weighted average volatility	133.83%	133.83%
Dividend yield	0.00%	0.00%
Expected term	2.1 years	3.1 years

Schedule of stock option activities

	Outstanding Options	Weighted Average Exercise Price per Share
Outstanding December 31, 2021	731,913	$0.56
Granted	180,000	0.86
Forfeited	(18,000)	0.01
Outstanding December 31, 2022	893,913	0.65
Granted	197,359	1.16
Forfeited	-	-
Outstanding December 31, 2023	1,091,272	$0.81

Weighted average remaining life	2.5
Intrinsic value per share	$0.16
Options vested and exercisable at December 31, 2023	848,378	$0.65